SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Fixed maturities	$ 27,983,446	$ 24,676,939
Equity securities	335,232	359,412
Surplus notes from affiliate	800,000
Total investments	34,941,080	31,377,129
Cash	267,298	264,425	205,325	149,358
Property and equipment, net	48,578	39,386
Goodwill	111,659	114,758	117,856
Income tax receivable	50,783	45,582
Deferred tax asset	178,119	296,897
Other	150,549	169,664
Total assets	52,143,369	46,803,623
Liabilities
Deferred income taxes	1,260,629	752,866
Debt	1,520,000	1,501,852
Subordinated debt securities	524,743	524,743
Total liabilities	48,432,602	43,963,419
Commitments and contingencies-Note 3
Shareowners' equity
Preferred stock
Common stock	44,388	44,388
Additional paid-in-capital	598,106	586,592
Treasury stock	(107,740)	(26,072)
Retained earnings, including undistributed income of subsidiaries: (2011 - $2,856,511; 2010 - $2,761,154)	2,191,319	1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, all from subsidiaries, net of income tax: (2011 - $589,132; 2010 - $202,955)	1,094,103	376,917
Net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax; (2011 - $(18,428); 2010 - $(5,223))	(34,224)	(9,700)
Accumulated gain (loss)-derivatives, net of income tax: (2011 - $(4,111); 2010-$(6,335))	(7,634)	(11,802)
Postretirement benefits liability adjustment, net of income tax: (2011 - $(35,970); 2010-$(25,612))	(66,801)	(47,565)
Total Protective Life Corporation's shareowners' equity	3,711,517	2,841,188
Noncontrolling interest	(750)	(984)
Total equity	3,710,767	2,840,204	2,008,929	761,095
Total liabilities and shareowners' equity	52,143,369	46,803,623
PROTECTIVE LIFE CORPORATION
Assets
Fixed maturities	36	36
Equity securities	42,819	42,157
Surplus notes from affiliate	800,000	800,000
Investments in subsidiaries (equity method)	5,000,384	4,201,761
Total investments	5,843,239	5,043,954
Cash	63,361	1,693	5	3,037
Receivables from subsidiaries	23,884	20,370
Property and equipment, net	342	672
Goodwill	10,275	10,275
Income tax receivable		8,510
Deferred tax asset	10,478
Other	1	2
Total assets	5,951,580	5,085,476
Liabilities
Accrued expenses and other liabilities	139,346	109,602
Accrued income taxes	9,974
Deferred income taxes		9,667
Notes to affiliates	46,000	98,424
Debt	1,520,000	1,501,852
Subordinated debt securities	524,743	524,743
Total liabilities	2,240,063	2,244,288
Commitments and contingencies-Note 3
Shareowners' equity
Preferred stock
Common stock	44,388	44,388
Additional paid-in-capital	598,106	586,592
Treasury stock	(107,740)	(26,072)
Retained earnings, including undistributed income of subsidiaries: (2011 - $2,856,511; 2010 - $2,761,154)	2,191,319	1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on investments, all from subsidiaries, net of income tax: (2011 - $589,132; 2010 - $202,955)	1,094,103	376,917
Net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax; (2011 - $(18,428); 2010 - $(5,223))	(34,224)	(9,700)
Accumulated gain (loss)-derivatives, net of income tax: (2011 - $(4,111); 2010-$(6,335))	(7,634)	(11,802)
Postretirement benefits liability adjustment, net of income tax: (2011 - $(35,970); 2010-$(25,612))	(66,801)	(47,565)
Total Protective Life Corporation's shareowners' equity	3,711,517	2,841,188
Total liabilities and shareowners' equity	$ 5,951,580	$ 5,085,476